EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated July 1, 2016, for Class A, Class C, Institutional Class and R6 Class of Neuberger Berman Global Allocation Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on July 1, 2016 (Accession No. 0000898432-16-002658).